SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 — SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accounting policies of Mackinac Financial Corporation (the “Corporation”) and Subsidiaries conform to accounting principles generally accepted in the United States and prevailing practices within the banking industry. Significant accounting policies are summarized below.

Principles of Consolidation

The consolidated financial statements include the accounts of the Corporation and its wholly owned subsidiaries, mBank (the “Bank”), Mackinac Commercial Credit, LLC (“MCC”, formed in late 2013) and other minor subsidiaries, after elimination of intercompany transactions and accounts.

Nature of Operations

The Corporation’s and the Bank’s revenues and assets are derived primarily from banking activities. The Bank’s primary market area is the Upper Peninsula, the northern portion of the Lower Peninsula of Michigan, and Oakland County in Lower Michigan.   The Bank provides to its customers commercial, real estate, agricultural, and consumer loans, as well as a variety of traditional deposit products. A portion, less than 1.0% of the Bank’s commercial loan portfolio consists of leases to commercial and governmental entities, which are secured by various types of equipment. These leases are dispersed geographically throughout the country. Less than 1.0% of the Corporation’s business activity is with Canadian customers and denominated in Canadian dollars.

While the Corporation’s chief decision makers monitor the revenue streams of the various Corporation products and services, operations are managed and financial performance is evaluated on a Corporation-wide basis. Accordingly, all of the Corporation’s banking operations are considered by management to be aggregated in one reportable operating segment.

Use of Estimates in Preparation of Financial Statements

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Material estimates that are particularly susceptible to significant change in the near term relate to the determination of the allowance for loan losses, the valuation of investment securities, the valuation of foreclosed real estate, deferred tax assets, and mortgage servicing rights.

Cash and Cash Equivalents

For purposes of reporting cash flows, cash and cash equivalents include cash on hand, noninterest-bearing deposits in correspondent banks, and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

Securities

The Corporation’s securities are classified and accounted for as securities available for sale. These securities are stated at fair value. Premiums and discounts are recognized in interest income using the interest method over the period to maturity. Unrealized holding gains and losses on securities available for sale are reported as accumulated other comprehensive income within shareholders’ equity until realized.  When it is determined that securities or other investments are impaired and the impairment is other than temporary, an impairment loss is recognized in earnings and a new basis in the affected security is established.  Gains and losses on the sale of securities are recorded on the trade date and determined using the specific-identification method.

Federal Home Loan Bank Stock

As a member of the Federal Home Loan Bank (FHLB) system, the Bank is required to hold stock in the FHLB based on the anticipated level of borrowings to be advanced.  This stock is recorded at cost, which approximates fair value.  Transfer of the stock is substantially restricted.

Interest Income and Fees on Loans

Interest income on loans is reported on the level-yield method and includes amortization of deferred loan fees and costs over the loan term.  Net loan commitment fees or costs for commitment periods greater than one year are deferred and amortized into fee income or other expense on a straight-line basis over the commitment period.  The accrual of interest on loans is discontinued when, in the opinion of management, it is probable that the borrower may be unable to meet payments as they become due as well as when required by regulatory provisions.  Upon such discontinuance, all unpaid accrued interest is reversed.  Loans are returned to accrual status when all principal and interest amounts contractually due are brought current and future payments are reasonably assured.  Interest income on impaired and nonaccrual loans is recorded on a cash basis.

Servicing Rights

Servicing assets are recognized as separate assets when rights are acquired through purchase or through sale of financial assets.  Capitalized servicing rights are reported in other assets and are amortized into noninterest income in proportion to, and over the period of, the estimated future net servicing income of the underlying financial assets.  Servicing assets are evaluated for impairment based on the fair value of the rights compared to amortized cost.  Impairment is determined by using prices for similar assets with similar characteristics, such as interest rates and terms.  Fair value is determined by using prices for similar assets with similar characteristics, when available, or based on discounted cash flows using market-based assumptions.  Impairment is recognized through a valuation allowance for an individual stratum, to the extent that fair value is less than the capitalized amount for the stratum.

Allowance for Loan Losses

The allowance for loan losses includes specific allowances related to commercial loans which have been judged to be impaired. A loan is impaired when, based on current information, it is probable that the Corporation will not collect all amounts due in accordance with the contractual terms of the loan agreement. These specific allowances are based on discounted cash flows of expected future payments using the loan’s initial effective interest rate or the fair value of the collateral if the loan is collateral dependent.

The Corporation also has a general allowance for loan losses for loans not considered impaired. The allowance for loan losses is maintained at a level which management believes is adequate to provide for probable loan losses. Management periodically evaluates the adequacy of the allowance using the Corporation’s past loan loss experience, known and inherent risks in the portfolio, composition of the portfolio, current economic conditions, and other factors. The allowance does not include the effects of expected losses related to future events or future changes in economic conditions. This evaluation is inherently subjective since it requires material estimates that may be susceptible to significant change. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is unlikely. In addition, various regulatory agencies periodically review the allowance for loan losses. These agencies may require additions to the allowance for loan losses based on their judgments of collectability.

In management’s opinion, the allowance for loan losses is adequate to cover probable losses relating to specifically identified loans, as well as probable losses inherent in the balance of the loan portfolio as of the balance sheet date.

Troubled Debt Restructuring

Troubled debt restructuring of loans is undertaken to improve the likelihood that the loan will be repaid in full under the modified terms in accordance with a reasonable repayment schedule.  All modified loans are evaluated to determine whether the loans should be reported as a Troubled Debt Restructure (TDR).  A loan is a TDR when the Corporation, for economic or legal reasons related to the borrower’s financial difficulties, grants a concession to the borrower by modifying or renewing a loan that the Corporation would not otherwise consider. To make this determination, the Corporation must determine whether (a) the borrower is experiencing financial difficulties and (b) the Corporation granted the borrower a concession. This determination requires consideration of all of the facts and circumstances surrounding the modification.  An overall general decline in the economy or some deterioration in a borrower’s financial condition does not automatically mean the borrower is experiencing financial difficulties.

Other Real Estate Held for Sale

Other real estate held for sale consists of assets acquired through, or in lieu of, foreclosure and other long-lived assets to be disposed of by sale, whether previously held and used or newly acquired.  Other real estate held for sale is initially recorded at the lower of cost or fair value, less costs to sell, establishing a new cost basis.  Valuations are periodically performed by management, and the assets’ carrying values are adjusted to the lower of cost basis or fair value less costs to sell.  Impairment losses are recognized for any initial or subsequent write-downs.  Net revenue and expenses from operations of other real estate held for sale are included in other expense.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation.  Maintenance and repair costs are charged to expense as incurred.  Gains or losses on disposition of premises and equipment are reflected in income.  Depreciation is computed on the straight-line method over the estimated useful lives of the assets.

Stock Compensation Plans

On May 22, 2012, the Corporation’s shareholders approved the Mackinac Financial Corporation 2012 Incentive Compensation Plan, under which current and prospective employees, non-employee directors and consultants may be awarded incentive stock options, non-statutory stock options, shares of restricted stock units (“RSUs”), or stock appreciation rights.  The aggregate number of shares of the Corporation’s common stock issuable under the plan was set at 575,000, which included 392,152 option shares outstanding at that time.  Awards are made at the discretion of the Board of Directors.  Compensation cost equal to the fair value of the award is recognized over the vesting period.

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss). Other comprehensive income (loss) is composed of unrealized gains and losses on securities available for sale, net of tax, during the period.  Accumulated other comprehensive income, a component of equity, consists solely of net unrealized gains and losses on securities, net of tax.

Earnings per Common Share

Diluted earnings per share, which reflects the potential dilution that could occur if outstanding stock options and warrants were exercised and stock awards were fully vested and resulted in the issuance of common stock that then shared in our earnings, is computed by dividing net income by the weighted average number of common shares outstanding and common stock equivalents, after giving effect for dilutive shares issued.

The following shows the computation of basic and diluted earnings per share for the year ended December 31, 2013, 2012 and 2011 (dollars in thousands, except per share data):

	Year Ended December 31,
	2013	2012	2011

Net income	$5,937	$7,087	$2,218
Preferred stock dividends and accretion of discount	308	629	766
Net income available to common shareholders	$5,629	$6,458	$1,452

Weighted average shares outstanding	5,558,313	4,285,043	3,419,736
Effect of dilutive stock options, vesting of restricted stock units, and common stock warrants outstanding	91,745	—	80,468
Diluted weighted average shares outstanding	5,650,058	4,285,043	3,500,204
Income per common share:
Basic	$1.01	$1.51	$.42
Diluted	$1.00	$1.51	$.41

Income Taxes

Deferred income taxes have been provided under the liability method.  Deferred tax assets and liabilities are determined based upon the difference between the financial statement and tax bases of assets and liabilities as measured by the enacted tax rates which will be in effect when these differences are expected to reverse. Deferred tax expense (benefit) is the result of changes in the deferred tax asset and liability.  A valuation allowance is provided against deferred tax assets when it is more likely than not that some or all of the deferred asset will not be realized.

Off-Balance-Sheet Financial Instruments

In the ordinary course of business, the Corporation has entered into off-balance-sheet financial instruments consisting of commitments to extend credit, commitments under credit card arrangements, commercial letters of credit, and standby letters of credit.  For letters of credit, the Corporation recognizes a liability for the fair market value of the obligations it assumes under that guarantee.

Recent Developments

In January 2014, the FASB issued ASU No. 2014-04, Receivables — Troubled Debt Restructurings by Creditors (Subtopic 310-40) Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure (a consensus of the FASB Emerging Issues Task Force).  The amendments in the ASU clarify when an in-substance repossession or foreclosure occurs — that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized.  The new ASU requires a creditor to reclassify a collateralized consumer mortgage loan to real estate property upon obtaining legal titled to the real estate collateral, or the borrower voluntarily conveying all interest in the real estate property to the lender to satisfy the loan through a deed in lieu of foreclosure or similar legal agreement.  The ASU is effective for the Corporation beginning January 1, 2015.  The provisions of this guidance are not expected to have a significant impact on the consolidated financial condition, results of operation or the liquidity of the Corporation.

In July 2013, the FASB issued ASU 2013-11, Income Taxes (Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (a consensus of the Emerging Issues Task Force).  ASU 2013-11 requires that an unrecognized tax benefit be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward except as follows:  To the extent a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date under the tax law of the applicable jurisdiction does not require the entity to use, and the entity does not intend to use, the deferred tax asset for such purpose, the unrecognized tax benefit should be presented in the financial statements as a liability and should not be combined with deferred tax assets.  The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.  The amendments in this ASU are effective for fiscal years, and interim periods within those years, beginning after December 15, 2013.  Early adoption is permitted.  The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date.  Retrospective application is permitted.  The provisions of this guidance are not expected to have a significant impact on the consolidated financial condition, results of operation or the liquidity of the Corporation.

In February 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”), to improve the reporting of reclassifications out of accumulated other comprehensive income. ASU 2013-02 requires that an entity report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. generally accepted accounting principles (“GAAP”) to be reclassified in its entirety to net income.  For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income in the same reporting period, an entity is required to cross-reference other disclosures required under U.S. GAAP that provide additional detail about these amounts. ASU 2013-02 is effective prospectively for reporting periods beginning after December 15, 2012. The Corporation adopted ASU 2013-02 as of January 1, 2013.

Reclassifications

Certain amounts in the 2012 and 2011 consolidated financial statements have been reclassified to conform to the 2013 presentation.